Employee Future Benefits - Costs Recognized (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 10	$ 12	$ 10
Administration expenses	2	1	2
Defined benefit expense	19	22	21
Defined contribution expense	9	10	11
Net expense	28	32	32
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	23	22	24
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(13)	(13)	(15)
Curtailment and amendment gain	(3)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	7	9	7
Administration expenses	2	1	2
Defined benefit expense	13	15	14
Defined contribution expense	9	10	11
Net expense	22	25	25
Registered | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	7	9
Interest cost	19	18	20
Curtailment and amendment gain	(3)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(12)	(13)	(15)
Curtailment and amendment gain	(3)
Supplemental Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	2	2
Administration expenses	0	0	0
Defined benefit expense	4	5	5
Defined contribution expense	0	0	0
Net expense	4	5	5
Supplemental Pension Plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	2
Interest cost	3	3	3
Curtailment and amendment gain	0
Supplemental Pension Plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(1)	0	0
Curtailment and amendment gain	0
Other
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Administration expenses	0	0	0
Defined benefit expense	2	2	2
Defined contribution expense	0	0	0
Net expense	2	2	2
Other | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1
Interest cost	1	1	1
Curtailment and amendment gain	0
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	0	$ 0	$ 0
Curtailment and amendment gain	$ 0